FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 5 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

A)	Financial instruments

The financial instruments of the Company, as of June 30, 2026, are accounted for under the amortized cost basis, except for the pre-funded warrants and warrants which are measured at fair value through profit or loss. The carrying amounts of the Company’s financial assets and financial liabilities provide a reasonable approximation of their fair value, as the impact of discounting is immaterial.

Fair value of financial instruments:

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

As described in Note 4, the fair value of the pre-funded warrants is determined using a Level 2 valuation technique, whereas the fair value of the warrants is determined using a Level 3 valuation technique. Changes in the fair value of the pre-funded warrants and warrants are recognized in profit or loss. The theoretical fair value of the granted warrants, calculated using the Black-Scholes model, is based on the following assumptions: share price of $5.56, strike price of $4.8, expected volatility in a rate of 63.41%, risk-free interest rate of 4.12% and expected life of 5 years.

	Level 2	Level 3	Total
	NIS in thousands
June 30, 2026:
Pre-funded warrants	24,708	-	24,708
Ordinary warrants	-	8,490	8,490
	24,708	8,490	33,198

Convenience translation into U.S. dollars (see note 2(b))

	Level 2	Level 3	Total
	NIS in thousands
June 30, 2026:
Pre-funded warrants	8,297	-	8,297
Ordinary warrants	-	2,851	2,851
	8,297	2,851	11,148

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

NOTE 5 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (cont.)

The following table presents the changes in the financial instruments measured within level 3:

		Convenience translation into U.S. dollars (see note 2(b))
	Six months ended June 30,
	2026
	NIS in thousands	in thousands
Balance as of January 1	-	-
Initial recognition of financial liability	15,751	5,289
Deferred day 1 loss	(7,274)	(2,443)
Change in fair value of warrants	(3)	(1)
Release of day 1 loss	16	5
Balance as of June 30	8,490	2,850